INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Inventories

Amounts in R million	2024	2023

Consumable stores	250.7	232.7
Ore stockpiles	23.8	30.2
Gold in process	79.9	67.9
Finished inventories - Gold Bullion	105.6	82.8
Total inventories	460.0	413.6